Average Annual Total Returns - Emerging Multi-Style Fund	I OneYear	I FiveYear	I Since Inception	I Inception Date	I Return After Taxes on Distributions OneYear	I Return After Taxes on Distributions FiveYear	I Return After Taxes on Distributions Since Inception	I Return After Taxes on Distributions and Sale of Fund Shares OneYear	I Return After Taxes on Distributions and Sale of Fund Shares FiveYear	I Return After Taxes on Distributions and Sale of Fund Shares Since Inception	I MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes) OneYear	I MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes) FiveYear	I MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes) Since Inception	N OneYear	N FiveYear	N Since Inception	N Inception Date	N MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes) OneYear	N MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes) FiveYear	N MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes) Since Inception	R6 OneYear	R6 FiveYear	R6 Since Inception	R6 Inception Date	R6 MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes) OneYear	R6 MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes) FiveYear	R6 MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	16.13%	10.20%	4.46%	May 13, 2014	15.84%	9.82%	4.06%	9.92%	8.17%	3.49%	18.31%	12.81%	6.09%	15.83%	9.93%	4.21%	May 13, 2014	18.31%	12.81%	6.09%	16.33%	10.31%	3.94%	Jul. 10, 2014	18.31%	12.81%	5.48%